Warrants - Reverse Recapitalization (Details) - $ / shares		8 Months Ended	12 Months Ended
	Dec. 29, 2023	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Class of Warrant or Right [Line Items]
Shares issued upon conversion (in shares)		5,000
Exercise price of warrant (in dollars per share)		$ 9.58	$ 1.31	$ 4.49	$ 3.45	$ 3.45
Granted (in shares)		28,864,100	386,119
Expiration period			10 years
Tranche 2 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)	$ 0.01
Trigger price (in dollars per share)	$ 6.00
Granted (in shares)	1,900,000
Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)	$ 0.01
Expiration period	10 years
Warrant, Scenario 1 | Contingently Issuable Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)	$ 0.01
Trigger price (in dollars per share)	$ 8.00
Granted (in shares)	187,500
Warrant, Scenario 2 | Contingently Issuable Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Trigger price (in dollars per share)	$ 6.00
Granted (in shares)	412,500
Tranche 1 Loan | Senior notes
Class of Warrant or Right [Line Items]
Shares issued upon conversion (in shares)	2,500,000
Exercise price of warrant (in dollars per share)	$ 0.01
Term Loan, Tranche 2 | Senior notes
Class of Warrant or Right [Line Items]
Shares issued upon conversion (in shares)	1,650,000
Exercise price of warrant (in dollars per share)	$ 0.01